Income Taxes - Additional Information (Detail) $ in Millions	9 Months Ended
Jul. 31, 2024 CAD ($)
2011 - 2018 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	$ 1,465